___________________________

Invesco ETFs

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

April 6, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Invesco Actively Managed Exchange-Traded Fund Trust (the"Trust") 1933 Act Registration No. 333-147622

1940 Act Registration No. 811-22148

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "Securities Act"), exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectuses dated:

(i)February 28, 2020, as supplemented on March 19, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco Active U.S. Real Estate ETF, Invesco S&P 500® Downside Hedged ETF, Invesco Ultra Short Duration ETF and Invesco Variable Rate Investment Grade ETF;

(ii)February 28, 2020, as supplemented on March 19, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF and Invesco Moderately Conservative Multi-Asset Allocation ETF; and

(iii)February 28, 2020, as supplemented on March 19, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco Total Return Bond ETF.

Very truly yours,

Invesco Actively Managed Exchange-Traded Fund Trust

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

800 983 0903 invesco.com/ETFs @InvescoETFs